Leases - Maturity of lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	$ 10,584
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	3,523
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	898
2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	2,159
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments Due	$ 4,004